Employee benefit plans - Information about Plan Assets for Which Level 3 Inputs are Utilized to Determine Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified										12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Private equity [Member]	Mar. 31, 2013 Private equity [Member]	Mar. 31, 2014 Investment trust funds and other [Member]		Mar. 31, 2013 Investment trust funds and other [Member]		Mar. 31, 2014 Level 3 [Member]	Mar. 31, 2013 Level 3 [Member]	Mar. 31, 2014 Level 3 [Member] Private equity [Member]	Mar. 31, 2013 Level 3 [Member] Private equity [Member]	Mar. 31, 2014 Level 3 [Member] Investment trust funds and other [Member]		Mar. 31, 2013 Level 3 [Member] Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets at beginning of year	¥ 220,873	¥ 191,674	¥ 159,652	¥ 12,235	¥ 12,323	¥ 31,203	[1]	¥ 34,621	[1]	¥ 27,358	¥ 22,236	¥ 12,323	¥ 9,802	¥ 15,035	[1]	¥ 12,434
Unrealized and realized gains / loss										1,583	3,610	1,550	2,479	33		1,131
Purchases / sales and other settlement										(4,886)	1,512	(1,638)	42	(3,248)		1,470
Fair value of plan assets at end of year	¥ 220,873	¥ 191,674	¥ 159,652	¥ 12,235	¥ 12,323	¥ 31,203	[1]	¥ 34,621	[1]	¥ 24,055	¥ 27,358	¥ 12,235	¥ 12,323	¥ 11,820	[1]	¥ 15,035	[1]

[1]	Includes hedge funds and real estate funds.